Pioneer Global Sustainable Growth Fund
Schedule of Investments  |  December 31, 2024

A: SUGAX	C: SUGCX	Y: SUGYX

Schedule of Investments  |  12/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 98.4% of Net Assets
	Aerospace & Defense — 1.8%
1,424	Hensoldt AG	$ 50,867
	Total Aerospace & Defense	$50,867

	Banks — 2.7%
4,397	FinecoBank Banca Fineco S.p.A.	$ 76,834
	Total Banks	$76,834

	Beverages — 1.7%
314	PepsiCo., Inc.	$ 47,747
	Total Beverages	$47,747

	Biotechnology — 2.0%
140(a)	Vertex Pharmaceuticals, Inc.	$ 56,378
	Total Biotechnology	$56,378

	Broadline Retail — 9.1%
6,200	Alibaba Group Holding, Ltd.	$ 65,797
896(a)	Amazon.com, Inc.	196,574
	Total Broadline Retail	$262,371

	Capital Markets — 4.0%
532	Euronext NV (144A)	$ 59,627
377	Intercontinental Exchange, Inc.	56,177
	Total Capital Markets	$115,804

	Consumer Staples Distribution & Retail — 0.5%
157(a)	BJ’s Wholesale Club Holdings, Inc.	$ 14,028
	Total Consumer Staples Distribution & Retail	$14,028

	Electrical Equipment — 2.0%
193(a)	Generac Holdings, Inc.	$ 29,925
102	Rockwell Automation, Inc.	29,150
	Total Electrical Equipment	$59,075

	Electronic Equipment, Instruments & Components — 0.8%
128	CDW Corp.	$ 22,277
	Total Electronic Equipment, Instruments & Components	$22,277

	Energy Equipment & Services — 1.2%
843	Baker Hughes Co.	$ 34,580
	Total Energy Equipment & Services	$34,580

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Shares		Value
	Entertainment — 3.6%
181	Electronic Arts, Inc.	$ 26,480
1,300	Nintendo Co., Ltd.	75,724
	Total Entertainment	$102,204

	Financial Services — 6.5%
1,070	Edenred SE	$ 34,954
188	Mastercard, Inc., Class A	98,995
610(a)	PayPal Holdings, Inc.	52,064
	Total Financial Services	$186,013

	Ground Transportation — 2.0%
958(a)	Uber Technologies, Inc.	$ 57,787
	Total Ground Transportation	$57,787

	Health Care Equipment & Supplies — 4.0%
500	Hoya Corp.	$ 62,130
3,600	Olympus Corp.	53,620
	Total Health Care Equipment & Supplies	$115,750

	Health Care Providers & Services — 1.2%
305	Cardinal Health, Inc.	$ 36,072
	Total Health Care Providers & Services	$36,072

	Hotels, Restaurants & Leisure — 4.1%
213	Amadeus IT Group S.A.	$ 14,984
288	Hilton Worldwide Holdings, Inc.	71,182
650	Yum China Holdings, Inc.	31,336
	Total Hotels, Restaurants & Leisure	$117,502

	Household Durables — 2.2%
3,000	Sony Group Corp.	$ 63,377
	Total Household Durables	$63,377

	Insurance — 3.0%
359	Progressive Corp.	$ 86,020
	Total Insurance	$86,020

	Interactive Media & Services — 6.8%
865	Alphabet, Inc., Class C	$ 164,730
600	Tencent Holdings, Ltd.	32,065
	Total Interactive Media & Services	$196,795

	IT Services — 2.2%
286	International Business Machines Corp.	$ 62,871
	Total IT Services	$62,871

Pioneer Global Sustainable Growth Fund | 12/31/242

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Shares		Value
	Life Sciences Tools & Services — 4.4%
128	Danaher Corp.	$ 29,383
79	Lonza Group AG	46,556
95	Thermo Fisher Scientific, Inc.	49,422
	Total Life Sciences Tools & Services	$125,361

	Pharmaceuticals — 3.6%
99	Eli Lilly & Co.	$ 76,428
286	Sanofi S.A.	27,657
	Total Pharmaceuticals	$104,085

	Professional Services — 3.3%
2,119	RELX Plc	$ 96,023
	Total Professional Services	$96,023

	Semiconductors & Semiconductor Equipment — 10.1%
653(a)	Advanced Micro Devices, Inc.	$ 78,876
97	ASML Holding NV	68,218
291	QUALCOMM, Inc.	44,703
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.	97,961
	Total Semiconductors & Semiconductor Equipment	$289,758

	Software — 6.3%
313	Microsoft Corp.	$ 131,929
145	Salesforce, Inc.	48,478
	Total Software	$180,407

	Specialty Retail — 1.8%
427	TJX Cos., Inc.	$ 51,586
	Total Specialty Retail	$51,586

	Technology Hardware, Storage & Peripherals — 6.3%
434	Apple, Inc.	$ 108,682
2,028	Samsung Electronics Co., Ltd.	73,188
	Total Technology Hardware, Storage & Peripherals	$181,870

	Textiles, Apparel & Luxury Goods — 1.2%
53	LVMH Moet Hennessy Louis Vuitton SE	$ 34,656
	Total Textiles, Apparel & Luxury Goods	$34,656

	Total Common Stocks (Cost $2,223,600)	$2,828,098

3Pioneer Global Sustainable Growth Fund | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 1.7% of Net Assets
50,000(b)	U.S. Treasury Bills, 1/9/25	$ 49,959
	Total U.S. Government and Agency Obligations (Cost $49,951)	$49,959

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $2,273,551)	$2,878,057
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(3,577)
	net assets — 100.0%	$2,874,480

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to $59,627, or 2.1% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$50,867	$—	$50,867
Banks	—	76,834	—	76,834
Broadline Retail	196,574	65,797	—	262,371
Capital Markets	56,177	59,627	—	115,804
Entertainment	26,480	75,724	—	102,204
Financial Services	151,059	34,954	—	186,013
Health Care Equipment & Supplies	—	115,750	—	115,750
Hotels, Restaurants & Leisure	71,182	46,320	—	117,502
Household Durables	—	63,377	—	63,377
Pioneer Global Sustainable Growth Fund | 12/31/244

Schedule of Investments  |  12/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$164,730	$32,065	$—	$196,795
Life Sciences Tools & Services	78,805	46,556	—	125,361
Pharmaceuticals	76,428	27,657	—	104,085
Professional Services	—	96,023	—	96,023
Semiconductors & Semiconductor Equipment	123,579	166,179	—	289,758
Technology Hardware, Storage & Peripherals	108,682	73,188	—	181,870
Textiles, Apparel & Luxury Goods	—	34,656	—	34,656
All Other Common Stocks	708,828	—	—	708,828
U.S. Government and Agency Obligations	—	49,959	—	49,959
Total Investments in Securities	$1,762,524	$1,115,533	$—	$2,878,057
During the period ended December 31, 2024, there were no transfers in or out of Level 3.
5Pioneer Global Sustainable Growth Fund | 12/31/24